Portfolio of Investments
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 85.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.6%
Lockheed Martin Corp.
11/23/2020	2.500%	12,258,000	12,310,256
Automotive 1.5%
Ford Motor Credit Co. LLC
06/09/2025	4.687%	11,125,000	11,353,986
Banking 10.0%
American Express Co.
05/20/2022	2.750%	6,135,000	6,230,645
02/27/2023	3.400%	7,835,000	8,137,525
Bank of Montreal
03/26/2022	2.900%	8,000,000	8,149,352
02/05/2024	3.300%	3,860,000	4,019,765
Bank of Nova Scotia (The)
02/11/2024	3.400%	7,540,000	7,886,734
Capital One Financial Corp.
05/12/2020	2.500%	2,506,000	2,510,275
04/30/2025	4.250%	7,737,000	8,377,198
Goldman Sachs Group, Inc. (The)
02/20/2024	3.625%	9,300,000	9,747,832
Toronto-Dominion Bank (The)
03/11/2024	3.250%	7,925,000	8,278,408
Wells Fargo & Co.
01/24/2024	3.750%	7,125,000	7,531,310
Wells Fargo Bank NA
10/22/2021	3.625%	6,090,000	6,262,457
Total			77,131,501
Cable and Satellite 3.2%
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	1,080,000	1,185,413
NBCUniversal Media LLC
04/01/2021	4.375%	11,300,000	11,698,709
Sky PLC(a)
09/16/2024	3.750%	10,975,000	11,740,045
Total			24,624,167
Chemicals 0.7%
Dow Chemical Co. (The)(a)
05/15/2024	3.150%	5,630,000	5,775,153
Diversified Manufacturing 2.4%
Honeywell International, Inc.
11/01/2021	1.850%	10,555,000	10,542,070
08/08/2022	2.150%	2,612,000	2,631,752
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Technologies Corp.
06/01/2022	3.100%	5,597,000	5,759,235
Total			18,933,057
Electric 16.1%
AEP Texas, Inc.
10/01/2022	2.400%	9,305,000	9,359,834
American Electric Power Co., Inc.
11/13/2020	2.150%	4,985,000	4,986,655
12/01/2021	3.650%	1,936,000	1,996,802
CenterPoint Energy, Inc.
09/01/2024	2.500%	4,880,000	4,878,692
CMS Energy Corp.
03/01/2024	3.875%	7,352,000	7,750,015
11/15/2025	3.600%	10,736,000	11,302,399
DTE Energy Co.
10/01/2026	2.850%	12,251,000	12,475,745
Duke Energy Corp.
09/01/2026	2.650%	12,523,000	12,590,336
Emera U.S. Finance LP
06/15/2021	2.700%	7,554,000	7,597,723
06/15/2026	3.550%	6,670,000	6,984,911
Eversource Energy
10/01/2024	2.900%	9,430,000	9,650,624
Public Service Enterprise Group, Inc.
11/15/2019	1.600%	5,245,000	5,239,190
06/15/2024	2.875%	6,164,000	6,323,999
Southern Co. (The)
07/01/2026	3.250%	10,103,000	10,412,990
Xcel Energy, Inc.
03/15/2021	2.400%	4,374,000	4,392,327
06/01/2025	3.300%	7,987,000	8,320,585
Total			124,262,827
Finance Companies 1.8%
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	13,285,000	13,556,333
Food and Beverage 10.9%
Anheuser-Busch InBev Finance, Inc.
02/01/2021	2.650%	4,871,000	4,915,399
Bacardi Ltd.(a)
07/15/2026	2.750%	16,010,000	15,514,651
Conagra Brands, Inc.
11/01/2025	4.600%	1,966,000	2,160,661
Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Mills, Inc.
10/21/2019	2.200%	4,175,000	4,174,466
JM Smucker Co. (The)
12/06/2019	2.200%	2,510,000	2,509,370
03/15/2020	2.500%	6,306,000	6,309,203
Kraft Heinz Foods Co. (The)
06/01/2026	3.000%	19,494,000	19,274,069
Molson Coors Brewing Co.
07/15/2021	2.100%	3,660,000	3,649,975
Mondelez International, Inc.(a)
10/28/2019	1.625%	14,583,000	14,575,611
Sysco Corp.
07/15/2021	2.500%	5,980,000	6,012,669
Wm. Wrigley Jr., Co.(a)
10/21/2019	2.900%	5,264,000	5,264,622
Total			84,360,696
Health Care 5.4%
Becton Dickinson and Co.
11/08/2021	3.125%	7,281,000	7,396,462
12/15/2024	3.734%	4,871,000	5,152,929
Cardinal Health, Inc.
11/15/2024	3.500%	10,860,000	11,195,715
Cigna Corp.
11/15/2025	4.125%	5,509,000	5,924,202
CVS Health Corp.
03/25/2025	4.100%	11,266,000	12,033,632
Total			41,702,940
Healthcare Insurance 0.5%
Aetna, Inc.
11/15/2022	2.750%	3,790,000	3,833,631
Independent Energy 0.8%
Canadian Natural Resources Ltd.
06/01/2027	3.850%	5,545,000	5,844,036
Life Insurance 9.3%
AIG Global Funding(a)
07/02/2020	2.150%	2,500,000	2,500,995
Five Corners Funding Trust(a)
11/15/2023	4.419%	16,106,000	17,392,483
Guardian Life Global Funding(a)
05/06/2024	2.900%	8,350,000	8,623,988
MassMutual Global Funding II(a)
07/01/2022	2.250%	5,072,000	5,090,995
06/22/2024	2.750%	9,680,000	9,899,910
Metropolitan Life Global Funding I(a)
06/12/2020	2.050%	10,240,000	10,240,717
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	17,275,000	18,159,359
Total			71,908,447
Media and Entertainment 1.7%
Discovery Communications LLC
06/15/2020	2.800%	9,772,000	9,803,056
Walt Disney Co. (The)
09/01/2022	1.650%	3,273,000	3,267,897
Total			13,070,953
Midstream 6.2%
Enterprise Products Operating LLC
02/15/2021	2.800%	4,300,000	4,340,201
Kinder Morgan Energy Partners LP
05/01/2024	4.300%	2,685,000	2,869,476
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	16,740,000	17,769,024
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	7,592,000	7,811,750
Western Gas Partners LP
07/01/2026	4.650%	3,784,000	3,734,831
Williams Companies, Inc. (The)
09/15/2025	4.000%	11,078,000	11,716,137
Total			48,241,419
Natural Gas 2.4%
NiSource Finance Corp.
05/15/2027	3.490%	3,252,000	3,410,496
NiSource, Inc.
11/17/2022	2.650%	6,965,000	7,048,134
06/15/2023	3.650%	5,120,000	5,337,759
Sempra Energy
06/15/2024	3.550%	2,616,000	2,728,273
Total			18,524,662
Pharmaceuticals 3.2%
AbbVie, Inc.
05/14/2025	3.600%	6,815,000	7,083,443
Allergan Funding SCS
06/15/2024	3.850%	7,747,000	8,133,234
Amgen, Inc.
11/15/2021	3.875%	5,673,000	5,854,752
05/11/2022	2.650%	3,730,000	3,776,826
Total			24,848,255

2	Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.7%
Liberty Mutual Insurance Co.(a)
Subordinated
10/15/2026	7.875%	4,570,000	5,764,187
Supermarkets 0.7%
Kroger Co. (The)
10/15/2026	2.650%	5,477,000	5,421,376
Technology 3.4%
Apple, Inc.
09/11/2022	1.700%	2,950,000	2,945,834
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	8,240,000	8,421,857
01/15/2027	3.875%	1,910,000	1,918,782
International Business Machines Corp.
05/13/2022	2.850%	12,830,000	13,106,910
Total			26,393,383
Transportation Services 0.8%
ERAC U.S.A. Finance LLC(a)
11/15/2024	3.850%	5,810,000	6,182,096
Wireless 1.7%
American Tower Corp.
01/15/2025	2.950%	12,850,000	13,124,103
Total Corporate Bonds & Notes (Cost $637,321,959)			657,167,464

Treasury Bills 3.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 3.2%
U.S. Treasury Bills
11/21/2019	1.840%	25,000,000	24,934,565
Total Treasury Bills (Cost $24,916,948)			24,934,565

U.S. Treasury Obligations 5.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
03/15/2022	2.375%	17,840,000	18,180,075
08/15/2022	1.500%	25,000,000	24,943,359
Total U.S. Treasury Obligations (Cost $42,878,568)			43,123,434

Money Market Funds 5.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	41,317,842	41,313,710
Total Money Market Funds (Cost $41,313,710)		41,313,710
Total Investments in Securities (Cost: $746,431,185)		766,539,173
Other Assets & Liabilities, Net		6,672,706
Net Assets		773,211,879

At September 30, 2019, securities and/or cash totaling $1,289,126 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	715	12/2019	USD	154,082,500	—	(364,551)
U.S. Treasury 5-Year Note	167	12/2019	USD	19,897,789	13,211	—
Total					13,211	(364,551)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,074)	12/2019	USD	(139,955,625)	1,051,909	—
U.S. Ultra Bond 10-Year Note	(26)	12/2019	USD	(3,702,563)	42,191	—
Total					1,094,100	—
Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $136,724,812, which represents 17.68% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	20,078,177	408,929,692	(387,690,027)	41,317,842	74	—	764,045	41,313,710
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2019